Convertible Promissory Notes And Onshore Convertible Loans- Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	Feb. 03, 2018 CNY (¥)	Dec. 17, 2020 $ / shares shares	Feb. 03, 2018 USD ($) $ / shares	Oct. 31, 2016 $ / shares
Debt Conversion [Line Items]
Share Price				$ 0.77
2018 Notes [Member] | Genexine Inc [Member]
Debt Conversion [Line Items]
Share Price		$ 10
Shares issued | shares		900,000
2018 Notes [Member] | Series A-3 Preferred Shares [Member]
Debt Conversion [Line Items]
Convertible promissory notes issued to Investors | ¥	¥ 59,704
Convertible Promissory Notes 2018 [Member] | Series B-1 Preferred Shares [Member]
Debt Conversion [Line Items]
Conversion price of debt instrument			$ 10
Convertible Promissory Notes 2018 [Member] | Series A-3 Preferred Shares [Member]
Debt Conversion [Line Items]
Maturity period of debt instrument	36 months
Convertible notes issued | $			$ 9,000
Interest Rate			0.00%
Share Price			$ 3.96